Leases (Details) - Schedule of lease liabilities ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Schedule of lease liabilities [Abstract]
2022	¥ 1,219
2023	292
Total lease payments	1,511
Less: Interest	(82)
Present value of lease liabilities	1,429
Less current portion, record in current liabilities	(1,144)
Long-term lease liabilities, record in non-current liabilities	¥ 285